Term deposits (Details Narrative) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	₨ 486,134	₨ 517,470
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Term deposits, maturity	1 month
Top of range [member]
IfrsStatementLineItems [Line Items]
Term deposits, maturity	2 years